Shareholder Report, Line Graph (Details) 192300_FMI Large Cap Fund_Investor Class_TSR SemiAnnual {Investor Class} - USD ($)											6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 23,483	$ 22,879	$ 18,115	$ 19,139	$ 18,231	$ 11,940	$ 13,956	$ 12,966	$ 11,609	$ 10,000	$ 23,356
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	31,913	29,480	22,698	24,599	21,271	13,605	14,625	13,357	11,717	10,000	$ 37,594
iShares® Russell 1000 Value ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											iShares® Russell 1000 Value ETF
Accumulated Value	$ 23,236	$ 21,707	$ 18,075	$ 19,268	$ 17,291	$ 11,083	$ 13,409	$ 12,706	$ 11,902	$ 10,000	$ 26,850